CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Net revenue	$ 10,058,558	$ 4,463,125	$ 23,758,460	$ 15,976,422	$ 12,678,813	$ 16,804,379	$ 6,144,402
Cost of revenue	8,361,960	3,023,208	19,288,805	10,225,424	9,137,563	15,114,400	5,233,361
Gross profit	1,696,598	1,439,917	4,469,655	5,750,998	3,541,250	1,689,979	911,041
Operating expenses:
Selling and marketing	137,024	0	401,487	119,847	0	102,739	193,039
General and administration	1,326,327	1,497,396	4,924,644	5,687,913	2,020,835	912,510	89,780
Nonrecurring expenditures	1,015,558	248,911	1,630,778	1,655,962	553,835	0	0
Depreciation and amortization	509,376	9,375	722,390	157,941	25,690	33,372	116
Operating expenses	2,988,285	1,755,682	7,679,299	7,621,663	2,600,360	1,048,621	282,935
Operating income (loss):	(1,291,687)	(315,765)	(3,209,644)	(1,870,665)	940,890	641,358	628,106
Interest expense	(290,423)	(62,113)	(674,683)	(238,471)	(87,655)	0	0
Interest income/other income	2,205	54	44	89,918	82	0	15
Other expense	(197,723)	0	(197,723)	0	0	0	0
Income before income taxes	(1,777,628)	(377,824)	(4,082,006)	(2,019,218)	853,317	641,358	628,121
Tax benefit (provision)	0	128,460	0	128,460	84,971	(218,062)	(213,561)
Foreign exchange translation	59,079	89,818	(6,619)	0	89,818	0	0
Net income (loss)	(1,718,549)	(159,546)	(4,088,625)	(1,890,758)	1,028,106	423,296	414,560
Net and comprehensive income (loss) for the period	$ (1,718,549)	$ (159,546)	$ (4,088,625)	$ (1,890,758)	$ 1,028,106	$ 423,296	$ 414,560
Basic income (loss) per share	$ (0.13)	$ (0.02)	$ (0.32)	$ (0.17)	$ 0.10	$ 4.27	$ 6.33
Diluted income (loss) per share	$ (0.13)	$ (0.02)	$ (0.32)	$ (0.16)	$ 0.10	$ 4.27	$ 6.33
Basic weighted average number of shares	13,653,586	9,992,828	12,794,149	11,043,434	9,992,828	99,225	65,509
Diluted weighted average number of shares	13,653,586	9,992,828	12,794,149	11,874,361	9,992,828	99,225	65,509